LEASES - Future minimum rental payments receivable (Details) - Dec. 31, 2023 ₽ in Millions, $ in Millions	RUB (₽)	USD ($)
LEASES
2024	₽ 5,253	$ 58.6
2025	5,161	57.5
2026	3,547	39.5
2027	1,541	17.2
2028	163	1.9
Total undiscounted rental payments	15,665	174.7
Less unearned interest	(3,314)	(37.0)
Net investment in the lease	₽ 12,351	$ 137.7